Financial Risk Management - Market Price Fluctuations - Narrative (Details) € in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 EUR (€)	Mar. 29, 2021 USD ($)	Mar. 29, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 EUR (€)
Equity price risk | Investment Portfolio With Ten Largest Issuers
Disclosure of detailed information about financial instruments [line items]
Common equity instrument	$ 6,048.7	$ 4,981.5
Risk exposure percentage	11.40%	11.50%	11.40%	11.40%			11.50%	11.50%
Currency risk
Disclosure of detailed information about financial instruments [line items]
Change in interest rate on investments	10.00%
Bottom of range | Equity price risk
Disclosure of detailed information about financial instruments [line items]
Change in interest rate on investments	10.00%	10.00%
Top of range | Equity price risk
Disclosure of detailed information about financial instruments [line items]
Change in interest rate on investments	20.00%	20.00%
3.95% Unsecured Senior Notes Due March 3, 2031 | Hedges of net investment in foreign operations
Disclosure of detailed information about financial instruments [line items]
Borrowings					$ 671.6
5.84% due October 14, 2022 (Cdn$450.0) | Hedges of net investment in foreign operations
Disclosure of detailed information about financial instruments [line items]
Borrowings					670.6
4.50% due March 22, 2023 (Cdn$400.0) | Hedges of net investment in foreign operations
Disclosure of detailed information about financial instruments [line items]
Borrowings					670.6
Non-insurance associates
Disclosure of detailed information about financial instruments [line items]
Fair value of investments in associates	$ 7,192.1	$ 5,609.8
Eurobank Ergasias S.A | Equity price risk | Investment Portfolio With Single Largest Issuer
Disclosure of detailed information about financial instruments [line items]
Common equity instrument	$ 1,298.4	$ 1,166.3
Risk exposure percentage	2.40%	2.70%	2.40%	2.40%			2.70%	2.70%
Canada
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on hedge of net investment in Canadian subsidiaries	$ (16.7)	$ (38.0)
Canada | Unsecured senior notes | Hedges of net investment in foreign operations
Disclosure of detailed information about financial instruments [line items]
Borrowings			$ 2,800.0		$ 671.6	$ 850.0	$ 2,796.0
Borrowings at fair value	2,364.6	2,397.6
Canada | 3.95% Unsecured Senior Notes Due March 3, 2031 | Hedges of net investment in foreign operations
Disclosure of detailed information about financial instruments [line items]
Borrowings						850.0
Canada | 5.84% due October 14, 2022 (Cdn$450.0) | Hedges of net investment in foreign operations
Disclosure of detailed information about financial instruments [line items]
Borrowings						846.0
Canada | 4.50% due March 22, 2023 (Cdn$400.0) | Hedges of net investment in foreign operations
Disclosure of detailed information about financial instruments [line items]
Borrowings						$ 846.0
Europe
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on hedge of net investment in Canadian subsidiaries	63.9	(75.8)
Europe | Unsecured senior notes | Hedges of net investment in foreign operations
Disclosure of detailed information about financial instruments [line items]
Borrowings | €				€ 750.0				€ 750.0
Borrowings at fair value	$ 926.3	$ 1,023.9